GOVERNMENTAL SUBSIDY RECEIVABLE	12 Months Ended
Dec. 31, 2011
Governmental Subsidy Receivable [Abstract]
Governmental Subsidy Receivable [Text Block]

9.          GOVERNMENTAL SUBSIDY RECEIVABLE

Governmental subsidy receivable consists of the following:

(1)  Current Portion

Name of Governmental Subsidy	December 31,	December 31,
	2011	2010
Income Tax Subsidy-2007	$-	$1,289,546
Income Tax Subsidy-2007 for interest imputed	-	315,137
Income Tax Subsidy-2008	-	1,157,166
Income Tax Subsidy-2008 for interest imputed	-	128,348
Income Tax Subsidy-2009	382,290	-
Income Tax Subsidy-2009 for interest imputed	86,461	-
	$468,751	$2,890,197

(2)  Non-current Portion

Name of Governmental Subsidy	December 31,	December 31,
	2011	2010
Income Tax Subsidy-2009	$	$759,043
Income Tax Subsidy-2009 for interest imputed		40,987
Income Tax Subsidy-2010	1,195,907	1,118,182
Income Tax Subsidy-2010 for interest imputed	69,961
	$1,265,868	$1,918,212